CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Disclosure of capital items

	Notes	December 31, 2023	December 31, 2022
Cash and cash equivalents		$367.1	$407.8
Capital items:
Long-term debt - Notes[1]	19(b)	$450.0	$450.0
Long-term debt - Term Loan[2]	19(c)	400.0	—
Long-term debt - equipment loans[3]	19(d)	7.3	16.2
Credit facility available for use	19(a)	387.0	26.6
Common shares		2,732.1	2,726.3
		$3,976.4	$3,219.1
1.The carrying amount of the long-term debt excludes unamortized deferred transaction costs of $4.5 million as at December 31, 2023 (December 31, 2022 – $5.5 million) and the embedded derivative.
2.The carrying amount excludes unamortized deferred transaction costs of $8.2 million, the 3% original discount and the embedded derivative as at December 31, 2023.
3.The carrying amount of the long-term debt excludes unamortized deferred transaction costs of $0.1 million as at December 31, 2023 (December 31, 2022 – $0.1 million).